Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc. 30 Hudson Yards New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of BX Commercial Mortgage Trust 2022-AHP, Commercial Mortgage Pass-Through Certificates, Series 2022-AHP. Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, Goldman Sachs Mortgage Company and Goldman Sachs & Co. LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On January 20, 2022, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by 43 mortgaged properties (the “Mortgage Loan”).

From December 24, 2021 through January 19, 2022, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those

Member of
Deloitte Touche Tohmatsu Limited

Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 20, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to the Mortgage Loan (the “Source Documents”):

Loan agreement or promissory notes (collectively, the “Loan Agreement”);

Cash management agreement (the “Cash Management Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Electronic CoStarTM market, submarket data (the “CoStar”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I”);

Underwritten master rent roll (the “Rent Roll”);

Land use restriction agreements, extended low-income housing agreements, extended use agreements, mortgage and restrictive covenants, rental regulatory agreements, restrictive covenant, and/or declarations (collectively, the “Regulatory Agreement”);

SAIL ELI promissory note, subordination agreement and first mortgage note modification agreement (collectively, the “Subordinate Loan Document”);

Loan closing statement (the “Closing Statement”);

Guaranty of recourse obligations (the “Guaranty”);

Property management agreement (the “Management Agreement”);

SOFR cap transaction summary (the “SOFR Cap”);

Pro-forma title policy (the “Title Policy”); and

The underwritten financial summary and historical property operating statements (collectively, the “Underwritten Financial Summary Report”).

*****

	Characteristic	Source Document
1	Property Number	Identification purposes only - not applicable
2	Loan Number	Identification purposes only - not applicable
3	Property Name	Identification purposes only - not applicable
4	Acquisition Portfolio	Identification purposes only - not applicable
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	County	Appraisal Report
10	Market	CoStar / Appraisal Report
11	Metropolitan Statistical Area	Appraisal Report
12	Year Built	Appraisal Report
13	Year Renovated	Appraisal Report
14	Acquisition Date	None - Company Provided
15	General Property Type	Appraisal Report
16	Specific Property Type	Appraisal Report
17	Total Property Units	Rent Roll
18	Market Units	Rent Roll / Regulatory Agreement
19	Employee / Admin / Model Units	Rent Roll
20	Total Property Occupancy Rate	Rent Roll
21	Occupancy As of Date	Rent Roll
22	Average Unit Size (SF)	Rent Roll
23	Units (140% AMI or Less & >80% AMI)	Regulatory Agreement
24	Units (80% AMI or Less)	Regulatory Agreement
25	Tax Abatement / Exemption Type	Appraisal Report
26	Tax Abatement / Exemption Eligibility Year	Loan Agreement
27	Tax Abatement / Exemption Expiration Year	Loan Agreement
28	Regulatory Agreement (Y/N)	Loan Agreement
29	Type of Regulatory Agreement(s)	Loan Agreement / Regulatory Agreement
30	Regulatory Agency	Loan Agreement / Regulatory Agreement
31	Description of Regulatory Agreement(s)	Loan Agreement / Regulatory Agreement
32	Rental/Income Restrictions (Y/N)	Regulatory Agreement
33	Occupied Units	Rent Roll
34	Vacant Units	Rent Roll
35	Additional Financing In Place (Existing) (Y/N)	Loan Agreement
36	Additional Financing Amount (Original)	Loan Agreement
37	Additional Financing Amount (Existing)	Loan Agreement
38	Additional Financing Lender	Loan Agreement
39	Additional Financing Description (Existing)	Subordinate Loan Document

	Characteristic	Source Document
40	Additional Financing Maturity Date	Loan Agreement
41	Future Debt Description	Loan Agreement
42	Title Vesting (Fee/Leasehold/Both)	Title Policy
43	Property Manager	Management Agreement
44	Loan Purpose (Acquisition, Refinance, Finance)	Closing Statement
45	Mortgage Loan Per Unit	Refer to calculation procedures
46	Total Debt Per Unit	Refer to calculation procedures
47	Original Principal Balance	Loan Agreement
48	Loan Level Cut-Off Date Balance	Loan Agreement
49	Property Level Cut-Off Date Balance	Loan Agreement
50	% of Aggregate Cut-off Date Balance	Refer to calculation procedures
51	Balloon Payment	Loan Agreement
52	Borrower Name	Loan Agreement
53	Sponsor	Loan Agreement
54	Carveout Guarantor	Guaranty
55	Note Date	Loan Agreement
56	First Payment Date	Loan Agreement
57	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
58	Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement
59	Monthly Debt Service Amount	Refer to calculation procedures
60	Mortgage Loan Spread	Loan Agreement
61	Mortgage Rate	Refer to calculation procedures
62	Trustee / Certificate Administrator Fee Rate	None - Company Provided
63	Servicing Fee Rate	None - Company Provided
64	CREFC Fee Rate	None - Company Provided
65	Rate Type	Loan Agreement
66	Mortgage Rate Index Type	Loan Agreement
67	Initial Rate Cap Strike Price %	SOFR Cap
68	Initial Rate Cap Strike Term (Years)	SOFR Cap
69	SOFR Cap Expiration Date	SOFR Cap
70	Interest Accrual Basis	Loan Agreement
71	Prepayment Restriction Code	Loan Agreement
72	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
73	Partial Release and/or Prepayment Description	Loan Agreement
74	Amortization Term (Original)	Loan Agreement
75	Amortization Term (Remaining)	Loan Agreement
76	Loan Term (Original)	Refer to calculation procedures
77	Loan Term (Remaining)	Refer to calculation procedures
78	Extension Options Description	Loan Agreement

	Characteristic	Source Document
79	IO Period	Loan Agreement
80	Seasoning	Refer to calculation procedures
81	Loan Amortization Type	Loan Agreement
82	Cut-Off Date LTV Ratio	Refer to calculation procedures
83	LTV Ratio at Maturity or ARD	Refer to calculation procedures
84	UW NCF DSCR	Refer to calculation procedures
85	UW NCF DSCR at Initial Rate Cap	Refer to calculation procedures
86	Cut-Off Date TTM NOI Debt Yield	Refer to calculation procedures
87	Cut-Off Date UW NOI Debt Yield	Refer to calculation procedures
88	Cut-Off Date UW NCF Debt Yield	Refer to calculation procedures
89	Type of Lockbox	Loan Agreement / Cash Management Agreement
90	Real Estate Tax Escrow - Initial	Loan Agreement
91	Real Estate Tax Escrow - Ongoing	Loan Agreement
92	Real Estate Tax Escrow - Springing Condition	Loan Agreement
93	Insurance Escrow - Initial	Loan Agreement
94	Insurance Escrow - Ongoing	Loan Agreement
95	Insurance Escrow - Springing Condition	Loan Agreement
96	Replacement Reserve Escrow - Initial	Loan Agreement
97	Replacement Reserve Escrow - Ongoing	Loan Agreement
98	Replacement Reserve Escrow - Springing Condition	Loan Agreement
99	Immediate Repairs Escrow - Initial	Loan Agreement
100	Immediate Repairs Escrow - Ongoing	Loan Agreement
101	Rollover Escrow - Initial	Loan Agreement
102	Rollover Escrow - Ongoing	Loan Agreement
103	Rollover Escrow - Springing Condition	Loan Agreement
104	Other Escrow Required	Loan Agreement
105	Other Escrow 1 - Description	Loan Agreement
106	Other Escrow 1 -Initial	Loan Agreement
107	Other Escrow 1 - Ongoing	Loan Agreement
108	Other Escrow 1 - Springing Condition	Loan Agreement
109	Other Escrow 2 - Description	Loan Agreement
110	Other Escrow 2 -Initial	Loan Agreement
111	Other Escrow 2 - Ongoing	Loan Agreement
112	Other Escrow 2 - Springing Condition	Loan Agreement
113	Appraisal Firm	Appraisal Report
114	As-Is Appraisal Valuation Date	Appraisal Report
115	As-Is Appraised Value	Appraisal Report
116	Portfolio Valuation Date	Appraisal Report
117	Portfolio Appraised Value	Appraisal Report

	Characteristic	Source Document
118	Environmental Phase I Report Firm	Phase I
119	Environmental Phase I Report Date	Phase I
120	Engineering Report Firm	Engineering Report
121	Engineering Report Date	Engineering Report
122	Seismic Report Firm	Not applicable
123	Seismic Report Date	Not applicable
124	Seismic PML %	Engineering Report
125	2018 EGI	Underwritten Financial Summary Report
126	2018 Total Expenses	Underwritten Financial Summary Report
127	2018 Net Operating Income	Underwritten Financial Summary Report
128	2019 EGI	Underwritten Financial Summary Report
129	2019 Total Expenses	Underwritten Financial Summary Report
130	2019 Net Operating Income	Underwritten Financial Summary Report
131	2020 EGI	Underwritten Financial Summary Report
132	2020 Total Expenses	Underwritten Financial Summary Report
133	2020 Net Operating Income	Underwritten Financial Summary Report
134	T12 EGI	Underwritten Financial Summary Report
135	T12 Total Expenses	Underwritten Financial Summary Report
136	T12 Net Operating Income	Underwritten Financial Summary Report
137	Underwritten EGI	Underwritten Financial Summary Report
138	Underwritten Total Expenses	Underwritten Financial Summary Report
139	Underwritten Net Operating Income	Underwritten Financial Summary Report
140	Underwritten Replacement Reserves	Underwritten Financial Summary Report
141	Underwritten Net Cash Flow	Underwritten Financial Summary Report

Calculation Procedures

With respect to Characteristic 45, we recomputed the Mortgage Loan Per Unit by dividing the (i) Original Principal Balance by (ii) Total Property Units.

With respect to Characteristic 46, we recomputed the Total Debt Per Unit by dividing the (i) Loan Level Cut-off Date Balance by (ii) Total Property Units.

With respect to Characteristic 50, we recomputed the % of Aggregate Cut-off Date Balance by dividing the (i) Original Principal Balance by (ii) sum of each of the mortgaged properties’ Property Level Cut-Off Date Balance.

With respect to Characteristic 59, we recomputed the Monthly Debt Service Amount by dividing (i) the product of (a) the Loan Level Cut-Off Date Balance, (b) the Mortgage Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 61, we recomputed the Mortgage Rate by taking the sum of the (i) Mortgage Loan Spread and (ii) an assumed Term SOFR of 0.050% (as stipulated by representatives of the Company).

With respect to Characteristic 76, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 77, we recomputed the Loan Term (Remaining) by subtracting the (i) Seasoning from (ii) Loan Term (Original).

With respect to Characteristic 80, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of February 9, 2022 (the “Cut-Off Date,” as stipulated by representatives of the Company), but to a result not less than zero.

With respect to Characteristic 82, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Loan Level Cut-Off Date Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 83, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Loan Level Cut-Off Date Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 84, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) product of (a) the Monthly Debt Service Amount and (b) 12.

With respect to Characteristic 85, we recomputed the UW NCF DSCR at Initial Rate Cap by dividing the (i) UW NCF by (ii) product of (a) the Loan Level Cut-Off Date Balance, (b) the sum of the (x) Mortgage Loan Spread and (y) Initial Rate Cap Strike Price % and (c) 365/360.

With respect to Characteristic 86, we recomputed the Cut-Off Date TTM NOI Debt Yield by dividing the (i) T12 Net Operating Income by (ii) Loan Level Cut-Off Date Balance.

With respect to Characteristic 87, we recomputed the Cut-Off Date UW NOI Debt Yield by dividing the (i) Underwritten Net Operating Income by (ii) Loan Level Cut-Off Date Balance.

With respect to Characteristic 88, we recomputed the Cut-Off Date UW NCF Debt Yield by dividing the (i) Underwritten Net Cash Flow by (ii) Loan Level Cut-Off Date Balance.